Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (4,681)	$ 2,501	$ 22,312	$ 5,892
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Provision for bad debts	20	805	265	283
Provision for obsolete inventory	0	146	1,483	0
Depreciation and amortization	1,952	1,635	7,238	7,668
Change in fair value of derivative liability	(67)	0
Loss on change in fair value of warrant liability	8,880	0	(7,626)	0
Deferred income taxes	548	216	4,513	496
Changes in operating assets and liabilities:
Due from transfer agent	15,908	0
Subscription receivable	6,611	0
Trade accounts receivable	(4,436)	(1,166)	(20,891)	(13,297)
Deferred income taxes			98	(21)
Inventories	1,480	(1,852)	(6,143)	(5,229)
Prepaid expenses and other current assets	(297)	(897)	646	(903)
Other assets	0	182	1,002	(119)
Accounts payable and accrued expenses	(7,400)	(21,410)	(11,216)	2,677
Taxes payable			1,151	(626)
Labor liabilities			(16)	(31)
Accrued liabilities and provisions			(598)	40
Related parties			375	0
Customer advances on uncompleted contracts	1,909	18,454	18,141	(4,113)
Other current liabilities	(9,289)	1,398
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	11,138	12	10,734	(7,283)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of investments	59	1,054	3,222	3,451
Proceeds from sale of property and equipment			0	13,793
Cash acquired from Andina Acquisition Corporation			3	0
Purchase of investments	(409)	(520)	(107)	(1,278)
Acquisition of property and equipment	(1,185)	(3,685)	(20,001)	(25,938)
Restricted cash			(3,746)	0
CASH USED IN INVESTING ACTIVITIES	(1,535)	(3,151)	(20,629)	(9,972)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debt	23,229	18,754	21,237	57,767
Proceeds from the sale of common stock	1,000	0
Repayments of debt	(16,530)	(8,247)	(12,865)	(48,590)
CASH PROVIDED BY FINANCING ACTIVITIES	7,699	10,507	8,372	9,177
Effect of exchange rate changes on cash and cash equivalents	100	(6,771)	2,254	5,650
NET INCREASE IN CASH	17,402	597	731	(2,428)
Cash — Beginning of period	2,866	2,135	2,135	4,563
Cash — End of period	20,268	2,732	2,866	2,135
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for Interest	1,469	1,139	7,303	5,555
Cash paid during the year for Taxes	0	0	4,183	2,441
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Assets acquired under capital lease	$ 55	$ 0	$ 17,686	$ 7,163